CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	41,910,701	41,616,320
Common Stock, Shares, Outstanding	38,459,769	39,361,616
Treasury Stock, Shares	3,450,932	2,254,704